Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
Remaining of 2026	¥ 1,785
2027	1,517
2028	374
Total lease payment	3,676
Less imputed interest	(33)
Present value of operating lease liabilities	3,643	$ 536
Less: current obligation	(2,737)	(403)	¥ (3,279)
Long-term obligation as of June 30, 2026 (RMB)	906	134	1,839
Long-term obligation as of June 30, 2026 (US$)	¥ 906	$ 134	¥ 1,839